CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	431,000,000	431,000,000
Common stock, shares issued (in shares)	133,477,494	133,294,897
Treasury stock, common shares (in shares)	311,133	25,920